STAPLED UNITHOLDERS' EQUITY - Disclosure Of Assumptions Used For Fair Value Calculation Of Performance Stock Units (Details) - Stapled Units Performance Stock 2019	12 Months Ended
Dec. 31, 2021 a shares
Disclosure Of Assumptions Used For Fair Value Calculation Of Performance Stock Units [Line Items]
Grant Date	January 1, 2021, January 1, 2020, January 1, August 12 and September 24, 2019
PSUs granted | shares	76,100
TermWeighted average term to expiry | a	1.0
Average volatility rate	23.40%
Weighted average risk free interest rate	0.90%